STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Issuance of treasury shares under stock purchase plans, ordinary shares	2,735,516	3,382,608	2,619,204
Issuance of treasury shares under stock purchase plans, ordinary shares withheld for taxes	33,748	42,623	49,854
Treasury shares	11,207,320	10,148,834	9,483,090